Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
Fair Value Measurements

The Plan investments are reported at fair value in the accompanying statements of net assets available for benefits. Fair value is defined as the estimated price that is likely to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (an exit price) at the measurement date. A fair value hierarchy is established that prioritizes the sources (inputs) used to measure fair value into three broad levels:

•Level 1 inputs are based on quoted market prices in active markets;
•Level 2 observable inputs are based on corroboration with available market data; and
•Level 3 unobservable inputs are based on uncorroborated market data or a reporting entity’s own assumptions.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The valuation methodologies used for assets measured at fair value are discussed further in Note 2D. There have been no changes in the methodologies used at December 31, 2025 from prior years.

All Plan investments are classified within Level 1 of the fair value hierarchy at December 31, 2025 and 2024.